UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D/A

Amendment No. 1

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   May 30, 2024 to June 17, 2024

Commission File Number of issuing entity:  333-262701-06

Central Index Key Number of issuing entity:  0002016841

BENCHMARK 2024-V7 MORTGAGE TRUST
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-262701

Central Index Key Number of depositor:  0001258361

Citigroup Commercial Mortgage Securities Inc.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001701238

Citi Real Estate Funding Inc.
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541294

German American Capital Corporation
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541502

Goldman Sachs Mortgage Company
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000927971

Bank of Montreal
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001549574

Barclays Capital Real Estate Inc.
(Exact name of sponsor as specified in its charter)

Richard Simpson (212) 816-5343
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-4315803
38-4315804
(I.R.S. Employer Identification No.)

c/o Computershare Trust Company, N.A.
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(667) 786-1992
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-3			X
X-A			X
A-S			X
B			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Explanatory Note :

This Form 10-D/A amends the registrant's Asset Backed Issuer Distribution Report on Form 10-D filed by the Registrant on June 27, 2024 (SEC Accession No. 0001888524-24-009115) (the "Original 10-D"). The purpose of this amendment is to revise certain information in the Monthly Distribution Report filed as Exhibit 99.1 to the Original 10-D relating to updated payments including the Initial Month’s Interest Deposit Amount. Capitalized terms used but not defined herein shall have the meanings assigned to the Pooling and Servicing Agreement filed as Exhibit 4.1 to the registrant's Current Report on Form 8-K/A, dated May 30, 2024 and filed with the Securities and Exchange Commission (the "Commission") under Commission File Number 333-262701-06.

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On June 17, 2024 a distribution was made to holders of the certificates issued by BENCHMARK 2024-V7 MORTGAGE TRUST.

The distribution report is attached as an Exhibit to this Form 10-D/A, please see Item 10(b), Exhibit 99.1 for the related information.

No assets securitized by Citigroup Commercial Mortgage Securities Inc. (the "Depositor") and held by BENCHMARK 2024-V7 MORTGAGE TRUST were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from May 30, 2024 to June 17, 2024.

The Depositor most recently filed a Form ABS-15G under Rule 15Ga-1 under the Securities Exchange Act of 1934 ("Rule 15Ga-1") on February 9, 2024. The CIK number of the Depositor is 0001258361.

Citi Real Estate Funding Inc. ("CREF"), one of the sponsors, most recently filed a Form ABS-15G under Rule 15Ga-1 on February 9, 2024. The CIK number of CREF is 0001701238.

German American Capital Corporation ("GACC"), one of the sponsors, most recently filed a Form ABS-15G under Rule 15Ga-1 on February 12, 2024. The CIK number of GACC is 0001541294.

Goldman Sachs Mortgage Company ("GSMC"), one of the sponsors, most recently filed a Form ABS-15G under Rule 15Ga-1 on May 14, 2024. The CIK number of GSMC is 0001541502.

Bank of Montreal, one of the sponsors, most recently filed a Form ABS-15G under Rule 15Ga-1 on February 12, 2024. The CIK number of Bank of Montreal is 0000927971.

Barclays Capital Real Estate Inc., one of the sponsors, most recently filed a Form ABS-15G under Rule 15Ga-1 on May 14, 2024. The CIK number of Barclays Capital Real Estate Inc. is 0001549574.

Item 1A. Asset-Level Information.

Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on June 27, 2024 under Commission File No. 333-262701-06 and incorporated by reference herein).

Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on June 27, 2024 under Commission File No. 333-262701-06 and incorporated by reference herein).

Part II - OTHER INFORMATION

Item 2. Legal Proceedings.

No information to report for the monthly distribution period covered by this distribution report on Form 10-D.

Item 9. Other Information.

Midland Loan Services, a Division of PNC Bank, National Association, in its capacity as Master Servicer for BENCHMARK 2024-V7 MORTGAGE TRUST, affirms the following amounts in the respective accounts:

Collection Account
Prior Distribution Date	N/A	N/A
Current Distribution Date	06/17/2024	$16,948.60

Whole Loan Custodial Account(s) (28-40 West 23rd Street Whole Loan, 1812 North Moore Whole Loan, Sunroad Centrum Whole Loan, 1099 New York Avenue Whole Loan, Prime Storage - Blue Portfolio Whole Loan and Columbus Business Park Whole Loan)

Prior Distribution Date	N/A	N/A
Current Distribution Date	06/17/2024	$0.00
REO Account
Prior Distribution Date	N/A	N/A
Current Distribution Date	06/17/2024	$0.00

Computershare Trust Company, N.A., in its capacity as Certificate Administrator for BENCHMARK 2024-V7 MORTGAGE TRUST, affirms the following amounts in the respective accounts:

Distribution Account
Prior Distribution Date	N/A	N/A
Current Distribution Date	06/17/2024	$283,979.53

Interest Reserve Account
Prior Distribution Date	N/A	N/A
Current Distribution Date	06/17/2024	$0.00

Excess Liquidation Proceeds Reserve Account
Prior Distribution Date	N/A	N/A
Current Distribution Date	06/17/2024	$0.00

Item 10. Exhibits.

EXHIBIT              INDEX

Exhibit Number Description

(a) The following is a list of documents filed as part of this Report on Form 10-D/A:

(99.1) Amended monthly report distributed to holders of the certificates issued by BENCHMARK 2024-V7 MORTGAGE TRUST, relating to the June 17, 2024 distribution.

(102) Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on June 27, 2024 under Commission File No. 333-262701-06  and incorporated by reference herein).

(103) Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on June 27, 2024 under Commission File No. 333-262701-06  and incorporated by reference herein).

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Citigroup Commercial Mortgage Securities Inc.
(Depositor)

/s/ Richard Simpson
Richard Simpson, President

Date: July 9, 2024